Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Accounts Payable and Accrued Liabilities

9. Accounts Payable and Accrued Liabilities

	December 31, 2023	December 31, 2022	December 31, 2021
Accounts payable	$13,567,262	$8,376,620	$699,035
Accrued liabilities	77,078	886,324	113,616
Payroll, withholding and sales tax liabilities	420,679	420,072	39,830
Cash calls received from JV partner	-	917,064	-
	$14,065,019	$10,600,080	$852,481